Consolidated statements of financial position (Details 6) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of financial position
Loss for the period (accounting profit before income tax)	€ (45,630,059)	€ (33,983,614)	€ (53,254,817)
Tax rate	28.50%	28.70%	29.60%
Tax benefits at tax rate	€ 13,001,984	€ 9,761,910	€ 15,815,083
Tax losses for which no deferred income tax asset was recognized	(13,001,984)	(9,761,910)	(15,815,083)
Income taxes	€ 0	€ 0	€ 0